PROPERTY, PLANT AND EQUIPMENT (PP&E) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment Period Start	$ 81,395	$ 90,888
Additions	(20,519)	(2,520)
Disposals	(21)	0
Transfers	0	0
Translation differences	7,105	(7,476)
Hyperinflation Adjustments	439	503
Property, plant and equipment Period End	68,441	81,395
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment Period Start	354,093	349,861
Additions	(5,030)	(21,131)
Disposals	(12,241)	(5,290)
Transfers	0	0
Translation differences	17,388	(19,823)
Hyperinflation Adjustments	10,424	8,214
Property, plant and equipment Period End	374,694	354,093
Accumulated amortization
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment Period Start	(272,698)	(258,973)
Additions	24,738	23,651
Disposals	12,262	5,290
Transfers	0	0
Translation differences	(10,262)	12,347
Hyperinflation Adjustments	(9,985)	(7,711)
Property, plant and equipment Period End	(305,421)	(272,698)
Accumulated impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions	811
Transfers	(21)
Property, plant and equipment Period End	(832)
Buildings [member] | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment Period Start	8,847	15,824
Additions	0	(147)
Disposals	0	0
Transfers	0	(5,803)
Translation differences	(11)	(1,321)
Hyperinflation Adjustments	0	0
Property, plant and equipment Period End	8,836	8,847
Buildings [member] | Accumulated amortization
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment Period Start	(4,509)	(4,586)
Additions	470	198
Disposals	0	0
Transfers	0	0
Translation differences	(82)	275
Hyperinflation Adjustments	0	0
Property, plant and equipment Period End	(5,061)	(4,509)
Furniture, tools and other tangible assets | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment Period Start	334,298	315,448
Additions	(3,450)	(12,161)
Disposals	(10,412)	(5,056)
Transfers	4,329	14,122
Translation differences	18,878	(10,559)
Hyperinflation Adjustments	10,424	8,182
Property, plant and equipment Period End	360,967	334,298
Furniture, tools and other tangible assets | Accumulated amortization
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment Period Start	(265,024)	(246,122)
Additions	24,262	23,122
Disposals	10,636	5,056
Transfers	(248)	0
Translation differences	(11,477)	6,857
Hyperinflation Adjustments	(9,985)	(7,693)
Property, plant and equipment Period End	(300,360)	(265,024)
PP&E under construction | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment Period Start	7,633	14,070
Additions	(1,580)	(8,783)
Disposals	(207)	0
Transfers	(4,329)	(7,365)
Translation differences	214	(7,855)
Hyperinflation Adjustments	0	0
Property, plant and equipment Period End	4,891	7,633
Machinery [member] | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment Period Start	3,315	4,519
Additions	0	(40)
Disposals	(1,622)	(234)
Transfers	0	(954)
Translation differences	(1,693)	(88)
Hyperinflation Adjustments	0	32
Property, plant and equipment Period End	0	3,315
Machinery [member] | Accumulated amortization
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment Period Start	(3,165)	(8,265)
Additions	6	331
Disposals	1,626	234
Transfers	248	0
Translation differences	1,297	5,215
Hyperinflation Adjustments	0	(18)
Property, plant and equipment Period End	$ 0	$ (3,165)